Shareholder Report, Holdings (Details)	May 31, 2025
C000129674 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129674 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000129674 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129674 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129674 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000129674 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129674 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129674 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129674 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129674 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129674 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000129674 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000129674 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129674 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129674 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129675 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000129675 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000129675 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129675 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000129675 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000129675 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129675 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129675 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129675 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129675 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129675 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000129675 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000129675 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000129675 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129675 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169048 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000169048 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000169048 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000169048 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169048 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000169048 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169048 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169048 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000169048 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169048 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000169048 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000169048 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000169048 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000169048 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169048 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%